UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

Institutional High Yield Fund

Institutional Class (TRHYX)

This annual shareholder report contains important information about Institutional High Yield Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional High Yield Fund - Institutional Class	$53	0.50%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2024, despite diminished expectations for Federal Reserve rate cuts in 2024. The resilient economy, strong equity returns, and supportive technical conditions bolstered the asset class’s performance.

  Compared with the style-specific J.P. Morgan Global High Yield Index, the fund’s off-benchmark allocation to bank loans—which outpaced high yield bonds over the past year—was a leading contributor to relative results, driven by holdings in Asurion and Ascend Learning. Credit selection in the services segment added value, partly due to Ultimate Kronos Group, which has a market-leading product suite as well as a diversified and sticky customer base.

  Selection among cable operators was a notable detractor, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless bondholders took a haircut to their claims. The fund’s zero weight in Carvana throughout most of the past year held back gains relative to the style-specific benchmark in the information technology sector.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we increased the fund’s energy sector exposure. Following a period of conservative capital decisions by many energy management teams, the sector may be poised to benefit from falling productivity among U.S. onshore drilling companies as more offshore drilling operations come online.

How has the fund performed?

Cumulative Returns of a Hypothetical $1 Million Investment as of May 31, 2024

	Institutional Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
2014	1,000,000	1,000,000	1,000,000	1,000,000
2014	1,008,605	1,009,025	1,010,803	1,010,118
2014	989,215	1,019,205	994,098	989,729
2015	1,002,927	1,031,757	1,009,946	997,738
2015	1,023,009	1,030,342	1,019,649	1,014,948
2015	976,932	1,024,718	981,178	972,863
2015	957,380	1,029,095	960,490	956,458
2016	923,648	1,047,261	926,526	916,870
2016	1,002,274	1,061,199	1,011,800	1,001,642
2016	1,053,610	1,085,853	1,070,660	1,064,946
2016	1,063,755	1,051,443	1,076,821	1,075,891
2017	1,114,411	1,062,083	1,128,791	1,131,293
2017	1,135,478	1,077,951	1,149,140	1,151,453
2017	1,150,561	1,091,201	1,162,997	1,168,311
2017	1,162,993	1,085,238	1,175,419	1,184,517
2018	1,162,861	1,067,447	1,175,962	1,187,329
2018	1,155,204	1,073,913	1,176,143	1,181,462
2018	1,174,969	1,079,750	1,202,555	1,199,994
2018	1,153,668	1,070,673	1,179,671	1,182,737
2019	1,197,786	1,101,283	1,226,641	1,230,945
2019	1,220,984	1,142,647	1,240,859	1,248,281
2019	1,264,406	1,189,587	1,281,401	1,284,779
2019	1,280,425	1,186,211	1,293,829	1,303,204
2020	1,277,329	1,229,943	1,301,433	1,309,935
2020	1,233,803	1,250,234	1,257,108	1,235,341
2020	1,303,391	1,266,595	1,340,989	1,325,503
2020	1,342,857	1,272,614	1,386,578	1,373,927
2021	1,370,704	1,246,960	1,422,583	1,416,733
2021	1,395,512	1,245,172	1,444,475	1,442,446
2021	1,424,354	1,265,527	1,476,911	1,467,616
2021	1,409,362	1,257,934	1,459,653	1,445,370
2022	1,388,678	1,213,988	1,431,631	1,413,915
2022	1,323,782	1,142,793	1,368,270	1,360,799
2022	1,278,329	1,119,789	1,320,272	1,318,887
2022	1,284,169	1,096,421	1,328,948	1,325,553
2023	1,314,347	1,095,965	1,353,545	1,351,361
2023	1,324,491	1,118,306	1,368,923	1,372,035
2023	1,374,405	1,106,428	1,415,174	1,417,747
2023	1,405,691	1,109,356	1,444,448	1,447,169
2024	1,454,886	1,132,430	1,502,617	1,512,348
2024	1,472,712	1,132,905	1,522,647	1,537,076

202405-3565004, 202407-3567281

E137-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional High Yield Fund (Institutional Class)	11.19%	3.82%	3.95%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	11.23	4.18	4.29
J.P. Morgan Global High Yield Index (Previous Benchmark)	12.03	4.25	4.39

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,714,824
Number of Portfolio Holdings	442
Investment Advisory Fees Paid (000s)	$8,380
Portfolio Turnover Rate	38.4%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	2.6%
BB Rated	26.8
BB/B Rated	22.2
B Rated	28.1
B/CCC Rated	5.0
CCC Rated and Below	9.4
Not Rated	2.9
Short-Term Holdings	3.0

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

TransDigm	1.9%
CCO Holdings	1.8
Tenet Healthcare	1.5
Asurion	1.5
Cloud Software Group	1.5
HUB International	1.5
OneMain Finance	1.4
Navient	1.4
Venture Global LNG	1.4
Carnival	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and J.P. Morgan do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Institutional High Yield Fund

Institutional Class (TRHYX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$46,029	$45,097
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

   (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
May 31, 2024
Institutional High Yield Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional High Yield Fund
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T. ROWE PRICE Institutional High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 7 .42 $ 7 .94 $ 8 .83 $ 8 .23 $ 8 .62
Investment activities
Net investment income
(1)(2)
0 .51 0 .48 0 .45 0 .45 0 .49
Net realized and unrealized gain/loss 0 .30 ( 0 .49 ) ( 0 .88 ) 0 .61 ( 0 .39 )
Total from investment activities 0 .81 ( 0 .01 ) ( 0 .43 ) 1 .06 0 .10
Distributions
Net investment income ( 0 .52 ) ( 0 .50 ) ( 0 .46 ) ( 0 .46 ) ( 0 .49 )
Net realized gain – ( 0 .01 ) – – –
Total distributions ( 0 .52 ) ( 0 .51 ) ( 0 .46 ) ( 0 .46 ) ( 0 .49 )
NET ASSET VALUE
End of period $ 7 .71 $ 7 .42 $ 7 .94 $ 8 .83 $ 8 .23
Ratios/Supplemental Data
Total return
(2)(3)
11 .19% 0 .05% ( 5 .14 ) % 13 .11% 1 .05%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .50% 0 .50% 0 .50% 0 .50% 0 .50%
Net expenses after waivers/payments by Price
Associates 0 .50% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income 6 .75% 6 .46% 5 .27% 5 .21% 5 .72%
Portfolio turnover rate 38 .4% 30 .4% 45 .6% 49 .2% 43 .0%
Net assets, end of period (in millions) $ 1,715 $ 1,612 $ 1,724 $ 1,962 $ 1,517
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional High Yield Fund
May 31, 2024

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  4.4% (1)
Airlines  0.1%
Mileage Plus Holdings, FRN, 3M
TSFR + 5.25%, 10.733%, 6/21/27  2,457 2,512
2,512
Broadcasting  0.1%
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 15.156%, 10/11/29 (2) 1,550 1,519
1,519
Cable Operators  0.3%
CSC Holdings, FRN, 1M TSFR +
4.50%, 9.817%, 1/18/28 (3) 2,603 2,500
Radiate Holdco, FRN, 1M TSFR +
3.25%, 8.694%, 9/25/26  4,242 3,338
5,838
Chemicals  0.2%
Vibrantz Technologies, FRN, 3M
TSFR + 4.25%, 9.706%, 4/23/29  4,013 3,958
3,958
Energy  0.2%
Prairie ECI Acquiror, FRN, 1M TSFR
+ 4.75%, 10.079%, 8/1/29  2,914 2,920
2,920
Financial  0.7%
Truist Insurance Holdings, FRN, 1M
TSFR + 4.75%, 10.086%, 3/8/32  11,920 12,164
12,164
Information Technology  0.5%
RealPage, FRN, 1M TSFR + 6.50%,
11.944%, 4/23/29  7,885 7,727
7,727
Manufacturing  0.2%
LTI Holdings, FRN, 1M TSFR +
3.50%, 8.944%, 9/6/25  2,714 2,669
2,669
Services  0.6%
Ascend Learning, FRN, 1M TSFR +
5.75%, 11.179%, 12/10/29  7,830 7,677
CoreLogic, FRN, 1M TSFR + 6.50%,
6/4/29 (3) 2,133 2,037
9,714
Wireless Communications  1.5%
Asurion, FRN, 1M TSFR + 5.25%,
10.694%, 1/31/28  16,599 15,577
Asurion, FRN, 1M TSFR + 5.25%,
10.694%, 1/20/29  10,433 9,693
25,270
Total Bank Loans (Cost $76,077) 74,291
COMMON STOCKS  0.8%
Gaming  0.0%
New Cotai Participation, Class B (2)
(4)(5) — —
—
Par/Shares $ Value
(Amounts in 000s)
‡
Health Care  0.2%
Becton Dickinson & Company  13 3,119
3,119
Manufacturing  0.1%
Enpro  11 1,618
1,618
Metals & Mining  0.4%
Constellium (2) 249 5,404
Freeport-McMoRan  35 1,837
7,241
Other Telecommunications  0.1%
Ciena (2) 45 2,187
2,187
Total Common Stocks (Cost
$13,109) 14,165
CONVERTIBLE BONDS  0.1%
Automotive  0.1%
Rivian Automotive, 4.625%, 3/15/29  2,275 1,773
Total Convertible Bonds (Cost
$2,373) 1,773
CONVERTIBLE PREFERRED STOCKS  0.0%
Forest Products  0.0%
Smurfit-Stone Container, Series A,
EC, 7.00%, 2/15/27, Cost $3 (2)(4)(6) 8 —
Total Convertible Preferred Stocks
(Cost $3) —
CORPORATE BONDS  91.5%
Aerospace & Defense  2.0%
Spirit AeroSystems, 9.75%,
11/15/30 (5) 2,465 2,690
TransDigm, 5.50%, 11/15/27  2,385 2,319
TransDigm, 6.375%, 3/1/29 (5) 3,075 3,060
TransDigm, 6.625%, 3/1/32 (5) 6,155 6,170
TransDigm, 6.75%, 8/15/28 (5) 4,455 4,505
TransDigm, 6.875%, 12/15/30 (5) 11,750 11,853
TransDigm, 7.125%, 12/1/31 (5) 4,105 4,192
34,789
Airlines  0.7%
American Airlines, 5.75%, 4/20/29 (5) 6,600 6,369
United Airlines, 4.625%, 4/15/29 (5) 6,730 6,208
12,577
Automotive  4.9%
Adient Global Holdings, 8.25%,
4/15/31 (5)(7) 4,805 4,997
Benteler International, 10.50%,
5/15/28 (5) 1,665 1,798
Clarios Global, 8.50%, 5/15/27 (5) 8,075 8,105

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Dana, 5.625%, 6/15/28  6,635 6,386
Dana Financing Luxembourg, 8.50%,
7/15/31 (EUR) (5) 3,379 3,983
Dana Financing Luxembourg, 8.50%,
7/15/31 (EUR)  770 908
Ford Motor, 9.625%, 4/22/30  3,260 3,776
Global Auto Holdings, 8.375%,
1/15/29 (5) 1,320 1,282
Global Auto Holdings, 8.75%,
1/15/32 (5) 3,175 3,048
Goodyear Tire & Rubber, 5.25%,
4/30/31  1,965 1,778
Goodyear Tire & Rubber, 5.625%,
4/30/33 (7) 1,830 1,633
Jaguar Land Rover Automotive,
5.875%, 1/15/28 (5) 378 368
Mavis Tire Express Services Topco,
6.50%, 5/15/29 (5) 4,325 3,968
Phinia, 6.75%, 4/15/29 (5) 1,820 1,827
Rivian Holdings, FRN, 6M TSFR +
6.028%, 11.31%, 10/15/26 (5) 21,510 21,080
Tenneco, 8.00%, 11/17/28 (5) 3,800 3,458
Velocity Vehicle Group, 8.00%,
6/1/29 (5) 1,805 1,832
Wand NewCo 3, 7.625%, 1/30/32 (5) 5,400 5,528
ZF North America Capital, 6.75%,
4/23/30 (5) 2,550 2,576
ZF North America Capital, 6.875%,
4/14/28 (5) 1,020 1,034
ZF North America Capital, 6.875%,
4/23/32 (5) 3,440 3,509
ZF North America Capital, 7.125%,
4/14/30 (5) 1,345 1,384
84,258
Broadcasting  4.1%
Clear Channel Outdoor Holdings,
7.50%, 6/1/29 (5)(7) 3,540 2,885
Clear Channel Outdoor Holdings,
7.75%, 4/15/28 (5)(7) 6,425 5,534
Clear Channel Outdoor Holdings,
7.875%, 4/1/30 (5) 2,775 2,754
Clear Channel Outdoor Holdings,
9.00%, 9/15/28 (5)(7) 5,785 6,002
CMG Media, 8.875%, 12/15/27 (5) 7,755 3,897
Gray Television, 5.375%, 11/15/31 (5) 4,637 2,550
Gray Television, 7.00%, 5/15/27 (5) 115 102
Lamar Media, 4.00%, 2/15/30  473 423
Lamar Media, 4.875%, 1/15/29  4,327 4,094
Neptune Bidco U.S., 9.29%,
4/15/29 (5) 4,980 4,756
Outfront Media Capital, 7.375%,
2/15/31 (5) 1,200 1,239
Sirius XM Radio, 4.00%, 7/15/28 (5) 7,600 6,764
Sirius XM Radio, 4.125%, 7/1/30 (5) 4,905 4,108
Sirius XM Radio, 5.00%, 8/1/27 (5) 5,842 5,528
Stagwell Global, 5.625%, 8/15/29 (5) 9,340 8,523
Townsquare Media, 6.875%,
2/1/26 (5) 1,695 1,653
Par/Shares $ Value
(Amounts in 000s)
‡
Univision Communications, 7.375%,
6/30/30 (5) 3,590 3,397
Univision Communications, 8.00%,
8/15/28 (5) 4,725 4,654
Univision Communications, 8.50%,
7/31/31 (5) 1,640 1,607
70,470
Building & Real Estate  0.9%
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (5) 4,535 4,507
Howard Hughes, 4.125%, 2/1/29 (5) 4,450 3,927
Howard Hughes, 4.375%, 2/1/31 (5) 2,385 2,027
Howard Hughes, 5.375%, 8/1/28 (5) 3,670 3,454
Miller Homes Group Finco, 7.00%,
5/15/29 (GBP) (5) 1,135 1,331
15,246
Building Products  1.7%
Advanced Drainage Systems,
6.375%, 6/15/30 (5) 3,865 3,850
Beacon Roofing Supply, 6.50%,
8/1/30 (5) 1,080 1,079
Builders FirstSource, 6.375%,
6/15/32 (5) 1,621 1,611
Builders FirstSource, 6.375%,
3/1/34 (5) 2,640 2,587
Miter Brands Acquisition Holdco,
6.75%, 4/1/32 (5) 1,595 1,577
New Enterprise Stone & Lime,
5.25%, 7/15/28 (5) 3,890 3,647
Specialty Building Products Holdings,
6.375%, 9/30/26 (5) 3,730 3,637
Summit Materials, 5.25%, 1/15/29 (5) 6,425 6,168
Summit Materials, 6.50%, 3/15/27 (5) 3,645 3,636
Summit Materials, 7.25%, 1/15/31 (5) 2,090 2,147
29,939
Cable Operators  4.8%
Altice Financing, 5.75%, 8/15/29 (5) 5,240 3,891
Altice Financing, 9.625%, 7/15/27 (5) 2,205 2,034
Altice France Holding, 6.00%,
2/15/28 (5) 13,200 4,108
Altice France Holding, 10.50%,
5/15/27 (5) 10,395 3,820
C&W Senior Finance, 6.875%,
9/15/27 (5) 4,400 4,199
CCO Holdings, 4.50%, 6/1/33 (5) 7,160 5,522
CCO Holdings, 6.375%, 9/1/29 (5) 15,683 14,644
CCO Holdings, 7.375%, 3/1/31 (5) 10,315 9,954
CSC Holdings, 6.50%, 2/1/29 (5) 3,810 2,572
CSC Holdings, 7.50%, 4/1/28 (5) 2,970 1,656
CSC Holdings, 11.25%, 5/15/28 (5)
(7) 1,730 1,397
CSC Holdings, 11.75%, 1/31/29 (5) 6,270 4,969
Directv Financing, 5.875%,
8/15/27 (5) 3,580 3,361
DISH DBS, 5.25%, 12/1/26 (5) 4,255 3,393
DISH DBS, 5.75%, 12/1/28 (5) 917 640
DISH DBS, 7.375%, 7/1/28  3,005 1,337

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
DISH DBS, 7.75%, 7/1/26  4,355 2,776
GCI, 4.75%, 10/15/28 (5) 3,800 3,444
LCPR Senior Secured Financing,
6.75%, 10/15/27 (5) 1,067 998
Midcontinent Communications,
5.375%, 8/15/27 (5) 1,071 1,023
Vmed O2 U.K. Financing I, 4.75%,
7/15/31 (5) 8,665 7,170
82,908
Chemicals  2.8%
Avient, 7.125%, 8/1/30 (5) 6,358 6,445
Axalta Coating Systems Dutch
Holding B, 7.25%, 2/15/31 (5) 1,925 1,988
Celanese U.S. Holdings, 6.55%,
11/15/30  1,600 1,671
Celanese U.S. Holdings, 6.70%,
11/15/33  5,875 6,175
CVR Partners, 6.125%, 6/15/28 (5) 5,395 5,159
GPD, 10.125%, 4/1/26 (5) 5,130 4,912
Methanex, 5.125%, 10/15/27  1,645 1,583
Methanex, 5.25%, 12/15/29 (7) 1,625 1,550
Methanex, 5.65%, 12/1/44  1,345 1,170
Vibrantz Technologies, 9.00%,
2/15/30 (5) 4,695 4,343
Windsor Holdings III, 8.50%,
6/15/30 (5) 6,420 6,693
WR Grace Holdings, 5.625%,
8/15/29 (5) 5,900 5,428
WR Grace Holdings, 7.375%,
3/1/31 (5) 612 621
47,738
Consumer Products  0.6%
Kontoor Brands, 4.125%,
11/15/29 (5) 2,235 2,014
Life Time, 5.75%, 1/15/26 (5) 3,431 3,410
Life Time, 8.00%, 4/15/26 (5) 4,049 4,079
9,503
Container  1.4%
Ball, 6.00%, 6/15/29  5,735 5,728
Ball, 6.875%, 3/15/28  6,480 6,593
Clydesdale Acquisition Holdings,
8.75%, 4/15/30 (5) 2,690 2,589
Sealed Air, 5.00%, 4/15/29 (5) 1,575 1,490
Sealed Air, 6.125%, 2/1/28 (5) 1,785 1,767
Sealed Air, 6.875%, 7/15/33 (5) 1,650 1,698
Sealed Air, 7.25%, 2/15/31 (5) 2,200 2,255
Trident TPI Holdings, 12.75%,
12/31/28 (5) 1,100 1,194
23,314
Energy  13.9%
Aethon United BR, 8.25%,
2/15/26 (5) 8,180 8,252
AmeriGas Partners, 9.375%,
6/1/28 (5) 4,127 4,220
Antero Resources, 7.625%,
2/1/29 (5) 795 818
Par/Shares $ Value
(Amounts in 000s)
‡
Chesapeake Energy, 6.75%,
4/15/29 (5) 7,425 7,425
Civitas Resources, 8.375%,
7/1/28 (5) 1,670 1,749
Civitas Resources, 8.625%,
11/1/30 (5) 1,840 1,960
Civitas Resources, 8.75%, 7/1/31 (5) 2,465 2,625
Comstock Resources, 5.875%,
1/15/30 (5) 3,490 3,211
Comstock Resources, 6.75%,
3/1/29 (5) 6,070 5,858
Crescent Energy Finance, 7.625%,
4/1/32 (5) 3,810 3,872
Crescent Energy Finance, 9.25%,
2/15/28 (5) 6,670 7,037
DCP Midstream Operating, 6.75%,
9/15/37 (5) 3,955 4,222
Diamond Foreign Asset, 8.50%,
10/1/30 (5) 3,230 3,375
Endeavor Energy Resources, 5.75%,
1/30/28 (5) 2,798 2,819
Energy Transfer, 7.375%, 2/1/31 (5) 3,165 3,276
Ferrellgas, 5.875%, 4/1/29 (5) 4,115 3,873
Gulfport Energy, 8.00%, 5/17/26 (5) 2,875 2,911
Hilcorp Energy I, 5.75%, 2/1/29 (5) 2,110 2,031
Hilcorp Energy I, 6.00%, 4/15/30 (5) 1,395 1,346
Hilcorp Energy I, 6.00%, 2/1/31 (5) 2,570 2,445
Hilcorp Energy I, 6.25%, 4/15/32 (5) 2,666 2,556
Hilcorp Energy I, 6.875%, 5/15/34 (5) 2,790 2,748
Hilcorp Energy I, 8.375%, 11/1/33 (5) 5,350 5,698
Kinetik Holdings, 5.875%, 6/15/30 (5) 8,620 8,394
Kinetik Holdings, 6.625%,
12/15/28 (5) 6,864 6,916
Magnolia Oil & Gas Operating,
6.00%, 8/1/26 (5) 10,290 10,110
Matador Resources, 6.50%,
4/15/32 (5) 2,390 2,378
NGL Energy Operating, 8.125%,
2/15/29 (5) 1,945 1,979
NGL Energy Operating, 8.375%,
2/15/32 (5) 5,760 5,868
Northriver Midstream Finance,
5.625%, 2/15/26 (5) 2,510 2,472
NuStar Logistics, 5.625%, 4/28/27  1,950 1,916
Occidental Petroleum, 6.20%,
3/15/40  5,030 5,049
Occidental Petroleum, 7.95%,
6/15/39  3,925 4,489
Permian Resources Operating,
7.00%, 1/15/32 (5) 3,165 3,224
Permian Resources Operating,
9.875%, 7/15/31 (5) 3,165 3,501
Prairie Acquiror, 9.00%, 8/1/29 (5) 1,870 1,919
Range Resources, 4.75%,
2/15/30 (5) 1,755 1,621
Range Resources, 8.25%, 1/15/29  1,520 1,577
Seadrill Finance, 8.375%, 8/1/30 (5) 5,317 5,583

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SilverBow Resources, FRN,
3M TSFR + 7.75%, 13.079%,
12/15/28 (5) 4,004 4,164
Solaris Midstream Holdings, 7.625%,
4/1/26 (5) 2,080 2,085
Southwestern Energy, 4.75%, 2/1/32  9,280 8,387
Southwestern Energy, 5.375%,
3/15/30  2,860 2,742
Sunoco, 7.00%, 5/1/29 (5) 3,620 3,683
Sunoco, 7.25%, 5/1/32 (5) 2,563 2,614
Tallgrass Energy Partners, 6.00%,
12/31/30 (5) 4,320 4,072
Tallgrass Energy Partners, 6.00%,
9/1/31 (5) 4,175 3,919
Tallgrass Energy Partners, 7.375%,
2/15/29 (5) 3,530 3,539
Transocean, 6.80%, 3/15/38  4,550 3,742
Transocean, 8.25%, 5/15/29 (5) 1,460 1,460
Transocean, 8.50%, 5/15/31 (5) 2,175 2,164
Transocean, 8.75%, 2/15/30 (5) 4,823 5,022
Transocean Aquila, 8.00%,
9/30/28 (5) 1,730 1,758
Valaris, 8.375%, 4/30/30 (5) 2,475 2,559
Venture Global Calcasieu Pass,
6.25%, 1/15/30 (5) 8,300 8,290
Venture Global LNG, 8.125%,
6/1/28 (5) 4,295 4,386
Venture Global LNG, 8.375%,
6/1/31 (5) 14,785 15,247
Venture Global LNG, 9.50%,
2/1/29 (5) 4,040 4,368
Vermilion Energy, 6.875%, 5/1/30 (5) 3,645 3,572
239,096
Entertainment & Leisure  5.5%
Carnival, 6.00%, 5/1/29 (5)(7) 300 292
Carnival, 7.00%, 8/15/29 (5) 2,240 2,299
Carnival, 7.625%, 3/1/26 (5) 11,680 11,724
Carnival, 10.50%, 6/1/30 (5) 8,030 8,693
Cedar Fair, 5.25%, 7/15/29  3,706 3,474
Churchill Downs, 5.75%, 4/1/30 (5) 4,960 4,743
Cinemark USA, 5.25%, 7/15/28 (5)(7) 3,530 3,296
Inter Media & Communication,
6.75%, 2/9/27 (EUR)  2,445 2,598
Live Nation Entertainment, 4.75%,
10/15/27 (5) 3,025 2,859
Merlin Entertainments Group U.S.
Holdings, 7.375%, 2/15/31 (5) 2,098 2,119
Motion Finco, 7.375%, 6/15/30
(EUR) (5) 2,245 2,534
NCL, 5.875%, 3/15/26 (5) 4,890 4,804
NCL, 5.875%, 2/15/27 (5) 2,145 2,107
NCL, 7.75%, 2/15/29 (5)(7) 5,140 5,249
NCL, 8.125%, 1/15/29 (5) 1,514 1,580
NCL Finance, 6.125%, 3/15/28 (5) 1,390 1,355
Royal Caribbean Cruises, 5.375%,
7/15/27 (5) 1,855 1,809
Royal Caribbean Cruises, 5.50%,
4/1/28 (5) 2,975 2,904
Par/Shares $ Value
(Amounts in 000s)
‡
Royal Caribbean Cruises, 6.25%,
3/15/32 (5) 2,330 2,310
Royal Caribbean Cruises, 8.25%,
1/15/29 (5) 3,195 3,371
Royal Caribbean Cruises, 9.25%,
1/15/29 (5) 3,840 4,085
SeaWorld Parks & Entertainment,
5.25%, 8/15/29 (5) 6,445 6,018
Six Flags Entertainment, 5.50%,
4/15/27 (5) 4,280 4,184
Six Flags Entertainment, 6.625%,
5/1/32 (5) 2,500 2,491
Six Flags Entertainment, 7.25%,
5/15/31 (5) 6,745 6,711
93,609
Financial  10.2%
Acrisure, 8.25%, 2/1/29 (5) 2,940 2,944
Acrisure, 10.125%, 8/1/26 (5) 4,800 4,938
Alliant Holdings Intermediate,
5.875%, 11/1/29 (5) 2,170 2,013
Alliant Holdings Intermediate, 6.75%,
10/15/27 (5) 7,750 7,556
Alliant Holdings Intermediate, 7.00%,
1/15/31 (5) 7,005 7,023
AmWINS Group, 4.875%, 6/30/29 (5) 1,920 1,759
AmWINS Group, 6.375%, 2/15/29 (5) 1,745 1,732
Apollo Commercial Real Estate
Finance, 4.625%, 6/15/29 (5) 3,950 3,298
AssuredPartners, 7.50%, 2/15/32 (5) 4,410 4,382
Cobra AcquisitionCo, 6.375%,
11/1/29 (5) 3,175 2,560
GTCR AP Finance, 8.00%,
5/15/27 (5) 4,455 4,461
HUB International, 5.625%,
12/1/29 (5) 5,525 5,111
HUB International, 7.25%,
6/15/30 (5) 13,100 13,313
HUB International, 7.375%,
1/31/32 (5) 6,290 6,290
Jane Street Group, 4.50%,
11/15/29 (5) 3,350 3,090
Jane Street Group, 7.125%,
4/30/31 (5) 5,110 5,187
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (5) 4,725 4,961
Midcap Financial Issuer Trust,
5.625%, 1/15/30 (5) 3,145 2,681
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (5) 6,000 5,587
Navient, 4.875%, 3/15/28  4,740 4,337
Navient, 5.00%, 3/15/27  1,745 1,656
Navient, 5.50%, 3/15/29  4,350 3,926
Navient, 5.625%, 8/1/33  3,797 3,057
Navient, 6.75%, 6/15/26  346 344
Navient, 9.375%, 7/25/30  6,100 6,336
Navient, 11.50%, 3/15/31  4,035 4,428
OneMain Finance, 3.50%, 1/15/27  2,050 1,891
OneMain Finance, 5.375%, 11/15/29  1,915 1,776

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
OneMain Finance, 6.625%, 1/15/28  5,000 4,944
OneMain Finance, 7.50%, 5/15/31  2,470 2,464
OneMain Finance, 7.875%, 3/15/30  3,025 3,082
OneMain Finance, 9.00%, 1/15/29  9,635 10,105
Panther Escrow Issuer, 7.125%,
6/1/31 (5) 8,595 8,649
PennyMac Financial Services,
4.25%, 2/15/29 (5) 5,340 4,779
PennyMac Financial Services,
7.125%, 11/15/30 (5) 4,345 4,274
PennyMac Financial Services,
7.875%, 12/15/29 (5) 3,852 3,943
PROG Holdings, 6.00%, 11/15/29 (5) 5,335 5,002
Ryan Specialty, 4.375%, 2/1/30 (5) 1,485 1,370
SLM, 4.20%, 10/29/25  1,281 1,244
Starwood Property Trust, 4.375%,
1/15/27 (5) 2,965 2,776
United Wholesale Mortgage, 5.50%,
4/15/29 (5) 2,095 1,961
United Wholesale Mortgage, 5.75%,
6/15/27 (5) 4,390 4,247
175,477
Food  1.0%
B&G Foods, 8.00%, 9/15/28 (5) 1,610 1,630
BellRing Brands, 7.00%, 3/15/30 (5) 3,825 3,897
Chobani, 7.625%, 7/1/29 (5) 3,350 3,404
Darling Ingredients, 6.00%,
6/15/30 (5) 4,180 4,076
Post Holdings, 6.25%, 2/15/32 (5) 2,075 2,057
Triton Water Holdings, 6.25%,
4/1/29 (5) 2,060 1,903
16,967
Forest Products  0.3%
Cascades, 5.375%, 1/15/28 (5) 2,715 2,589
Graphic Packaging International,
3.75%, 2/1/30 (5) 2,395 2,120
4,709
Gaming  4.4%
Caesars Entertainment, 6.50%,
2/15/32 (5) 2,345 2,319
Caesars Entertainment, 7.00%,
2/15/30 (5) 3,270 3,303
Caesars Entertainment, 8.125%,
7/1/27 (5) 11,655 11,859
Churchill Downs, 6.75%, 5/1/31 (5) 4,405 4,383
Cirsa Finance International, 4.50%,
3/15/27 (EUR) (5) 1,785 1,905
Cirsa Finance International, 6.50%,
3/15/29 (EUR) (5) 775 866
Cirsa Finance International,
10.375%, 11/30/27 (EUR) (5) 545 634
International Game Technology,
5.25%, 1/15/29 (5) 5,805 5,558
International Game Technology,
6.25%, 1/15/27 (5) 5,400 5,400
Light & Wonder International, 7.00%,
5/15/28 (5) 2,820 2,838
Par/Shares $ Value
(Amounts in 000s)
‡
Light & Wonder International, 7.25%,
11/15/29 (5) 9,290 9,406
Light & Wonder International, 7.50%,
9/1/31 (5) 1,595 1,635
Lottomatica, 7.125%, 6/1/28
(EUR) (5) 780 892
MGM Growth Properties Operating
Partnership, 3.875%, 2/15/29 (5) 3,700 3,399
MGM Growth Properties Operating
Partnership, 5.75%, 2/1/27  1,905 1,895
Midwest Gaming Borrower, 4.875%,
5/1/29 (5) 3,215 2,970
Ontario Gaming GTA, 8.00%,
8/1/30 (5) 1,720 1,763
Playtika Holding, 4.25%, 3/15/29 (5) 2,985 2,604
Scientific Games Holdings, 6.625%,
3/1/30 (5) 3,605 3,411
Wynn Macau, 5.50%, 10/1/27 (5) 6,115 5,829
Wynn Resorts Finance, 5.125%,
10/1/29 (5) 2,640 2,482
Wynn Resorts Finance, 7.125%,
2/15/31 (5) 140 143
75,494
Health Care  7.8%
AthenaHealth Group, 6.50%,
2/15/30 (5) 7,950 7,195
Avantor Funding, 4.625%, 7/15/28 (5) 8,930 8,383
Bausch + Lomb, 8.375%, 10/1/28 (5) 5,910 6,013
CHS, 5.25%, 5/15/30 (5) 2,180 1,804
CHS, 6.00%, 1/15/29 (5) 3,015 2,695
CHS, 6.125%, 4/1/30 (5) 2,835 2,020
CHS, 8.00%, 12/15/27 (5) 5,531 5,503
CHS, 10.875%, 1/15/32 (5) 3,520 3,639
IQVIA, 6.50%, 5/15/30 (5) 1,700 1,713
LifePoint Health, 9.875%, 8/15/30 (5) 557 596
LifePoint Health, 10.00%, 6/1/32 (5) 3,435 3,418
LifePoint Health, 11.00%,
10/15/30 (5) 9,395 10,358
Medline Borrower, 5.25%, 10/1/29 (5) 11,285 10,636
Medline Borrower, 6.25%, 4/1/29 (5) 4,350 4,345
Molina Healthcare, 4.375%,
6/15/28 (5) 3,455 3,217
MPT Operating Partnership, 5.00%,
10/15/27 (7) 3,220 2,632
Organon, 5.125%, 4/30/31 (5) 3,850 3,398
Select Medical, 6.25%, 8/15/26 (5) 4,780 4,780
Star Parent, 9.00%, 10/1/30 (5) 3,907 4,078
Tenet Healthcare, 4.375%, 1/15/30  4,600 4,232
Tenet Healthcare, 6.125%, 10/1/28  9,635 9,515
Tenet Healthcare, 6.125%, 6/15/30  6,495 6,422
Tenet Healthcare, 6.75%, 5/15/31 (5) 2,580 2,603
Tenet Healthcare, 6.875%, 11/15/31  3,250 3,384
Teva Pharmaceutical Finance
Netherlands III, 4.75%, 5/9/27  1,995 1,915
Teva Pharmaceutical Finance
Netherlands III, 5.125%, 5/9/29  7,885 7,540

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Teva Pharmaceutical Finance
Netherlands III, 6.75%, 3/1/28  5,690 5,775
Teva Pharmaceutical Finance
Netherlands III, 7.875%, 9/15/29  2,430 2,582
Teva Pharmaceutical Finance
Netherlands III, 8.125%, 9/15/31  3,085 3,366
133,757
Information Technology  6.0%
Boxer Parent, 7.125%, 10/2/25 (5) 2,035 2,035
Boxer Parent, 9.125%, 3/1/26 (5) 3,379 3,379
Capstone Borrower, 8.00%,
6/15/30 (5) 4,970 5,045
Carvana, 13.00%, 6/1/30, (13.00%
PIK) (5)(8) 1,655 1,700
Central Parent, 7.25%, 6/15/29 (5) 9,795 9,832
Central Parent, 8.00%, 6/15/29 (5) 3,150 3,229
Cloud Software Group, 6.50%,
3/31/29 (5) 6,310 5,979
Cloud Software Group, 8.25%,
6/30/32 (5) 4,295 4,316
Cloud Software Group, 9.00%,
9/30/29 (5) 15,335 14,760
Dye & Durham, 8.625%, 4/15/29 (5) 4,439 4,489
Entegris, 5.95%, 6/15/30 (5) 8,390 8,233
Gen Digital, 6.75%, 9/30/27 (5) 4,975 5,000
Gen Digital, 7.125%, 9/30/30 (5) 4,975 5,043
Go Daddy Operating, 5.25%,
12/1/27 (5) 1,690 1,646
Match Group Holdings II, 3.625%,
10/1/31 (5) 3,185 2,643
Match Group Holdings II, 4.125%,
8/1/30 (5) 5,845 5,070
Match Group Holdings II, 4.625%,
6/1/28 (5) 1,935 1,795
Match Group Holdings II, 5.00%,
12/15/27 (5) 1,965 1,862
Match Group Holdings II, 5.625%,
2/15/29 (5) 995 941
McAfee, 7.375%, 2/15/30 (5) 7,335 6,794
ROBLOX, 3.875%, 5/1/30 (5) 2,815 2,445
SS&C Technologies, 6.50%,
6/1/32 (5) 2,325 2,325
Twilio, 3.625%, 3/15/29  1,695 1,511
Twilio, 3.875%, 3/15/31  3,025 2,632
102,704
Lodging  0.9%
Hilton Domestic Operating, 4.00%,
5/1/31 (5) 3,995 3,511
Hilton Domestic Operating, 6.125%,
4/1/32 (5) 1,905 1,876
Park Intermediate Holdings, 4.875%,
5/15/29 (5) 2,415 2,240
Park Intermediate Holdings, 5.875%,
10/1/28 (5) 1,900 1,862
Park Intermediate Holdings, 7.00%,
2/1/30 (5) 1,285 1,290
RHP Hotel Properties, 4.50%,
2/15/29 (5) 3,875 3,584
Par/Shares $ Value
(Amounts in 000s)
‡
RHP Hotel Properties, 7.25%,
7/15/28 (5) 475 485
14,848
Manufacturing  1.3%
Hillenbrand, 3.75%, 3/1/31  2,270 1,944
Madison IAQ, 4.125%, 6/30/28 (5) 4,840 4,465
Madison IAQ, 5.875%, 6/30/29 (5) 2,775 2,550
Mueller Water Products, 4.00%,
6/15/29 (5) 4,885 4,445
Sensata Technologies, 4.00%,
4/15/29 (5) 4,685 4,246
Sensata Technologies, 5.875%,
9/1/30 (5) 3,655 3,545
Stevens Holding, 6.125%, 10/1/26 (5) 1,670 1,670
22,865
Metals & Mining  1.8%
Arsenal AIC Parent, 8.00%,
10/1/30 (5) 1,855 1,929
Arsenal AIC Parent, 11.50%,
10/1/31 (5) 3,270 3,638
ATI, 5.125%, 10/1/31  1,970 1,795
ATI, 7.25%, 8/15/30  1,295 1,321
Big River Steel, 6.625%, 1/31/29 (5) 4,464 4,436
ERO Copper, 6.50%, 2/15/30 (5) 2,500 2,422
Hecla Mining, 7.25%, 2/15/28  7,414 7,433
Hudbay Minerals, 6.125%, 4/1/29 (5) 3,455 3,411
Mineral Resources, 9.25%,
10/1/28 (5) 748 786
Novelis, 4.75%, 1/30/30 (5) 3,725 3,432
30,603
Other Telecommunications  0.5%
Frontier Communications Holdings,
8.75%, 5/15/30 (5) 3,350 3,454
Iliad Holding, 8.50%, 4/15/31 (5) 795 805
Iliad Holding SASU, 6.50%,
10/15/26 (5) 2,753 2,729
Level 3 Financing, 3.75%, 7/15/29 (5) 3,260 1,076
8,064
Real Estate Investment Trust
Securities  0.7%
Necessity Retail, 4.50%, 9/30/28 (5) 6,090 5,298
Service Properties Trust, 8.625%,
11/15/31 (5) 5,700 5,964
11,262
Restaurants  0.5%
Yum! Brands, 5.35%, 11/1/43  3,890 3,637
Yum! Brands, 6.875%, 11/15/37  4,325 4,666
8,303
Retail  1.0%
At Home Cayman, 11.50%,
5/12/28 (5) 938 722
At Home Group, 4.875%, 7/15/28 (5) 1,451 667
At Home Group, 7.125%, 5/12/28,
(7.125% Cash or 8.625% PIK) (5)(8) 2,106 969
Bath & Body Works, 6.625%,
10/1/30 (5) 7,580 7,589
Bath & Body Works, 6.694%, 1/15/27  350 353

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Bath & Body Works, 6.95%, 3/1/33  1,533 1,483
Bath & Body Works, 7.50%, 6/15/29  2,115 2,176
Bath & Body Works, 9.375%,
7/1/25 (5) 795 819
Linens 'n Things, VR, EC, 8.338%,
1/15/20 (2)(4) 1,050 —
PetSmart, 7.75%, 2/15/29 (5) 2,625 2,494
17,272
Satellites  0.7%
Connect Finco, 6.75%, 10/1/26 (5) 4,280 4,034
Hughes Satellite Systems, 6.625%,
8/1/26  1,792 726
Intelsat Jackson Holdings, 6.50%,
3/15/30 (5) 2,755 2,596
Viasat, 5.625%, 4/15/27 (5) 4,170 3,716
Viasat, 7.50%, 5/30/31 (5)(7) 2,420 1,646
12,718
Services  6.0%
Adtalem Global Education, 5.50%,
3/1/28 (5) 2,888 2,744
Advantage Sales & Marketing,
6.50%, 11/15/28 (5) 1,563 1,403
Albion Financing 1, 6.125%,
10/15/26 (5) 3,725 3,688
Albion Financing 2, 8.75%,
4/15/27 (5) 1,845 1,863
Allied Universal Holdco, 6.00%,
6/1/29 (5) 3,664 3,119
Allied Universal Holdco, 7.875%,
2/15/31 (5) 6,340 6,316
Allied Universal Holdco, 9.75%,
7/15/27 (5) 10,010 9,910
Boost Newco Borrower, 7.50%,
1/15/31 (5) 6,671 6,896
eG Global Finance, 12.00%,
11/30/28 (5) 3,360 3,465
Fair Isaac, 4.00%, 6/15/28 (5) 4,680 4,317
Fortress Intermediate 3, 7.50%,
6/1/31 (5) 2,990 3,027
GFL Environmental, 6.75%,
1/15/31 (5) 2,525 2,576
H&E Equipment Services, 3.875%,
12/15/28 (5) 8,265 7,397
Itelyum Regeneration, 4.625%,
10/1/26 (EUR) (5) 530 561
Loxam, 6.375%, 5/31/29 (EUR) (5) 1,020 1,150
Ritchie Bros Holdings, 6.75%,
3/15/28 (5) 1,730 1,747
Ritchie Bros Holdings, 7.75%,
3/15/31 (5) 2,345 2,442
Sabre GLBL, 11.25%, 12/15/27 (5) 1,825 1,775
TK Elevator Holdco, 6.625%, 7/15/28
(EUR)  5,315 5,541
TK Elevator U.S. Newco, 5.25%,
7/15/27 (5) 6,760 6,506
UKG, 6.875%, 2/1/31 (5) 18,400 18,515
United Rentals North America,
3.75%, 1/15/32  1,630 1,392
Par/Shares $ Value
(Amounts in 000s)
‡
United Rentals North America,
3.875%, 2/15/31  3,405 3,013
United Rentals North America,
6.125%, 3/15/34 (5) 1,730 1,691
Williams Scotsman, 7.375%,
10/1/31 (5) 2,172 2,229
103,283
Supermarkets  0.1%
Iceland Bondco, 4.625%, 3/15/25
(GBP)  153 193
Iceland Bondco, 10.875%, 12/15/27
(GBP) (5) 545 723
Iceland Bondco, FRN, 3M EURIBOR
+ 5.50%, 9.328%, 12/15/27 (EUR) (5) 555 606
1,522
Transportation  0.5%
Genesee & Wyoming, 6.25%,
4/15/32 (5) 2,865 2,829
Watco, 6.50%, 6/15/27 (5) 5,810 5,701
8,530
Utilities  4.4%
Calpine, 4.50%, 2/15/28 (5) 2,020 1,891
Calpine, 5.00%, 2/1/31 (5) 4,370 4,020
Calpine, 5.125%, 3/15/28 (5) 7,425 7,072
HAT Holdings I, 8.00%, 6/15/27 (5) 3,436 3,552
NRG Energy, VR, 10.25% (5)(9)(10) 1,314 1,429
PG&E, 5.00%, 7/1/28  7,115 6,813
PG&E, 5.25%, 7/1/30  6,355 6,042
Talen Energy Supply, 8.625%,
6/1/30 (5) 11,514 12,349
Terraform Global Operating, 6.125%,
3/1/26 (5) 3,955 3,886
TerraForm Power Operating, 5.00%,
1/31/28 (5) 5,091 4,843
TransAlta, 7.75%, 11/15/29  1,215 1,263
Vistra, VR, 7.00% (5)(9)(10) 3,445 3,415
Vistra, VR, 8.00% (5)(9)(10) 10,575 10,681
Vistra, Series C, VR, 8.875% (5)(9)
(10) 3,345 3,462
Vistra Operations, 7.75%,
10/15/31 (5) 5,035 5,224
75,942
Wireless Communications  0.1%
U.S. Cellular, 6.70%, 12/15/33  1,554 1,636
1,636
Total Corporate Bonds (Cost
$1,619,433) 1,569,403
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO,
VR, 11/1/43 (11) 13,489 8,363
Total Municipal Securities (Cost
$7,343) 8,363

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  1.3%
Money Market Funds  1.3%
T. Rowe Price Government Reserve
Fund, 5.39% (12)(13) 21,950 21,950
Total Short-Term Investments
(Cost $21,950) 21,950
Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  1.3%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve
Fund, 5.39% (12)(13) 22,715 22,715
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 22,715
Total Securities Lending Collateral
(Cost $22,715) 22,715
Total Investments in Securities
99.9% of Net Assets
(Cost $1,763,003) $ 1,712,660
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Non-income producing
(3) All or a portion of this loan is unsettled as of May 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,331,111 and represents 77.6% of net assets.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $– and represents 0.0% of net assets.
(7) See Note 4 . All or a portion of this security is on loan at May 31, 2024.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Perpetual security with no stated maturity date.
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro

T. ROWE PRICE Institutional High Yield Fund

.
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: CHS/Community Health Systems, Ca*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/26 * 2,184 (151) (87) (64)
Total Centrally Cleared Credit Default Swaps, Protection Sold (64)
Total Centrally Cleared Swaps (64)
Net payments (receipts) of variation margin to date 53
Variation margin receivable (payable) on centrally cleared swaps $ (11)
*
Credit ratings as of May 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 7/19/24 GBP 113 USD 143 $ 1
State Street 7/19/24 USD 2,327 GBP 1,869 (55)
UBS Investment Bank 8/23/24 USD 22,416 EUR 20,540 43
Net unrealized gain (loss) on open forward
currency exchange contracts $ (11)

T. ROWE PRICE Institutional High Yield Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 1,276 ++
Totals $ — # $ — $ 1,276 +
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
05/31/24
T. Rowe Price Government Reserve Fund, 5.39% $ 5,556 ¤ ¤ $ 44,665
Total $ 44,665 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,276 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $44,665.

T. ROWE PRICE Institutional High Yield Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,763,003) $ 1,712,660
Interest receivable 30,773
Receivable for investment securities sold 3,048
Cash deposits on centrally cleared swaps 1,544
Receivable for shares sold 811
Cash 80
Unrealized gain on forward currency exchange contracts 44
Foreign currency (cost $1) 1
Other assets 254
Total assets 1,749,215
Liabilities
Obligation to return securities lending collateral 22,715
Payable for investment securities purchased 10,128
Investment management and administrative fees payable 751
Payable for shares redeemed 731
Unrealized loss on forward currency exchange contracts 55
Variation margin payable on centrally cleared swaps 11
Total liabilities 34,391
NET ASSETS $ 1,714,824
Net Assets Consist of:
Total distributable earnings (loss) $ (354,650)
Paid-in capital applicable to 222,446,062 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the
Corporation authorized 2,069,474
NET ASSETS $ 1,714,824
NET ASSET VALUE PER SHARE $ 7.71

T. ROWE PRICE Institutional High Yield Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Investment Income (Loss)
Income
    Interest $ 120,489
Dividend 1,033
Securities lending 99
Total income 121,621
Expenses
Investment management and administrative expense 8,380
Miscellaneous 26
Total expenses 8,406
Net investment income 113,215
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (53,249)
Swaps 360
Options written 63
Forward currency exchange contracts 7
Foreign currency transactions 40
Net realized loss (52,779)
Change in net unrealized gain / loss
Securities 116,564
Swaps 458
Forward currency exchange contracts (120)
Other assets and liabilities denominated in foreign currencies (21)
Change in net unrealized gain / loss 116,881
Net realized and unrealized gain / loss 64,102
INCREASE IN NET ASSETS FROM OPERATIONS
$ 177,317

T. ROWE PRICE Institutional High Yield Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 113,215 $ 105,461
Net realized loss (52,779) (65,366)
Change in net unrealized gain / loss 116,881 (44,757)
Increase (decrease) in net assets from operations 177,317 (4,662)
Distributions to shareholders
Net earnings
Institutional Class (113,406) (109,614)
Z Class – (1,488)
Decrease in net assets from distributions (113,406) (111,102)
Capital share transactions
*
Shares sold
Institutional Class 233,983 207,087
Z Class – 9
Distributions reinvested
Institutional Class 109,596 106,382
Z Class – 1,278
Shares redeemed
Institutional Class (304,698) (312,455)
Z Class – (45,457)
Increase (decrease) in net assets from capital share transactions 38,881 (43,156)
Net Assets
Increase (decrease) during period 102,792 (158,920)
Beginning of period 1,612,032 1,770,952
End of period $ 1,714,824 $ 1,612,032
*Share information (000s)
Shares sold
Institutional Class 30,840 27,698
Distributions reinvested
Institutional Class 14,362 14,261
Z Class – 173
Shares redeemed
Institutional Class (40,040) (41,686)
Z Class – (6,116)
Increase (decrease) in shares outstanding 5,162 (5,670)

T. ROWE PRICE Institutional High Yield Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of
1940 (the 1940 Act). The Institutional High Yield Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation. Prior to September 27, 2023, the fund had two classes of shares: the Institutional High Yield Fund (Institutional Class) and
the Institutional High Yield Fund–Z Class (Z Class). The Z Class was only available to funds advised by T. Rowe Price
Associates, Inc. and its affiliates and other clients that were subject to a contractual fee for investment management services. As a result of a full redemption, as of November 30, 2022, there were no investors in the Z Class. At a meeting held on July 24, 2023, the fund’s Board of Directors approved the termination of the Z Class. Effective July 24, 2023, the
Z Class was no longer available for purchase by funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients of T. Rowe Price or its affiliates, and was terminated effective September 27, 2023.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m.
ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Institutional High Yield Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance

T. ROWE PRICE Institutional High Yield Fund

of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 84,427 $ — $ 84,427
Common Stocks 14,165 — — 14,165
Convertible Preferred Stocks — — — —
Corporate Bonds — 1,569,403 — 1,569,403
Short-Term Investments 21,950 — — 21,950
Securities Lending Collateral 22,715 — — 22,715
Total Securities 58,830 1,653,830 — 1,712,660
Forward Currency Exchange Contracts — 44 — 44
Total $ 58,830 $ 1,653,874 $ — $ 1,712,704
Liabilities
Swaps* $ — $ 64 $ — $ 64
Forward Currency Exchange Contracts — 55 — 55
Total $ — $ 119 $ — $ 119
1
Includes Bank Loans, Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying
Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional High Yield Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2024, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended
May 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Foreign exchange derivatives Forwards $ 44
*
Total $ 44
*
Liabilities
Foreign exchange derivatives Forwards $ 55
Credit derivatives Centrally Cleared Swaps 64
Total $ 119
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the value reflected on the accompanying
Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ — $ 7 $ — $ 7
Credit derivatives 63 — 360 423
Total $ 63 $ 7 $ 360 $ 430

T. ROWE PRICE Institutional High Yield Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2024, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of May 31, 2024, cash of $1,544,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Forward
Currency
Exchange
Contracts Swaps Total
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ — $ (120) $ — $ (120)
Credit derivatives — — 458 458
Total $ — $ (120) $ 458 $ 338

T. ROWE PRICE Institutional High Yield Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its
non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 2% of net assets.
Options   The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying
Statement of Operations. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and credit ratings;
and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended
May 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than
1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally

T. ROWE PRICE Institutional High Yield Fund

cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of
May 31, 2024, the notional amount of protection sold by the fund totaled $2,184,000 (0.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation.
The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a

T. ROWE PRICE Institutional High Yield Fund

loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the
Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2024, the value of loaned securities was $22,331,000; the value of cash collateral and related investments was $22,715,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $655,059,000 and $630,486,000, respectively, for the year ended May 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of market discount at time of sale and differences between book/tax amortization policies.

T. ROWE PRICE Institutional High Yield Fund

The tax character of distributions paid for the periods presented was as follows:
At May 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At May 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price
Associates provides for an all-inclusive annual fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or
nonrecurring, extraordinary expenses.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price
Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by
Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital gains, if any) $ 113,406 $ 111,102
($000s)
Cost of investments $ 1,759,411
Unrealized appreciation $ 30,417
Unrealized depreciation (77,257)
Net unrealized appreciation (depreciation) $ (46,840)
($000s)
Undistributed ordinary income $ 1,981
Net unrealized appreciation (depreciation) (46,840)
Loss carryforwards and deferrals (309,791)
Total distributable earnings (loss) $ (354,650)

T. ROWE PRICE Institutional High Yield Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund. At May 31, 2024, approximately 25% of the Institutional Class's outstanding shares were held by
Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Institutional High Yield Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Institutional Income Funds, Inc.
and Shareholders of T. Rowe Price Institutional High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Institutional High Yield Fund (one of the funds constituting T. Rowe Price Institutional Income Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended
May 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional High Yield Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $70,000 of the fund's income represents qualified dividend income subject to a long-
term capital gains tax rate of not greater than 20%.
For corporate shareholders, $62,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section 163(j), $110,952,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Institutional High Yield Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory
Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The
Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Institutional High Yield Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Institutional High Yield Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the
Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the
Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E137-050 7/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional High Yield Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024